Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Payments to Oxford	As consideration, the Company agreed to make the following payments to Oxford:
Amount Due
Milestone	(excluding VAT)

Upon signing of the Fifth Oxford Agreement	£70,546

6 months post signing of the Fifth Oxford Agreement	£70,546

12 months post signing of the Fifth Oxford Agreement	£70,546

24 months post signing of the Fifth Oxford Agreement	£70,546